Segment Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss)
The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/for the year ended December 31, 2023	Exploration and Production		Industrial Transformation	Logistics	DPRLP	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	439,640,623	751,060,122	—	173,219,485	333,396,095	—	18,925,352	—	1,716,241,677
Intersegment	460,698,652		283,789,335	96,564,079	12,949,407	604,815,421	96,619,612	55,447,803	(1,610,884,309)	—
Services income	30,725		321,260	1,380,704	251	1,908,488	856	53,657	—	3,695,941
(Impairment) of wells, pipelines, properties, plant and equipment, net	(2,353,077)		(25,568,713)	(612,906)	—	(191,786)	—	(71,036)	—	(28,797,518)
Cost of sales	492,999,594		1,148,635,601	84,973,463	173,140,717	922,943,882	1,269,012	66,504,967	(1,509,793,447)	1,380,673,789
Gross income	405,017,329		(139,033,597)	12,358,414	13,028,426	16,984,336	95,351,456	7,850,809	(101,090,862)	310,466,311
Distribution, transportation and sale expenses	705,144		25,236,722	329,579	—	144,785	59,304	74,042	(10,757,343)	15,792,233
Administrative expenses	78,844,955		62,852,084	22,085,461	1,650,684	3,435,669	83,534,109	7,995,431	(90,281,862)	170,116,531
Other revenue	2,953,135		9,149,545	932,509	44,657	698,967	758,097	1,099,045	—	15,635,955
Other expenses	10,101,486		5,666,808	590,957	24,893	145,621	987	766,407	(55,023)	17,242,136
Operating income (loss)	318,318,879		(223,639,666)	(9,715,074)	11,397,506	13,957,228	12,515,153	113,974	3,366	122,951,366
Financing income	61,784,027		1,835,968	18,720,533	853,723	640,628	152,838,231	1,727,347	(220,190,080)	18,210,377
Financing cost	126,967,447		25,908,568	387,557	161,067	5,561,753	210,105,849	3,265,856	(220,186,716)	152,171,381
Derivative financial instruments income (cost) , net	7,314,615		570,701	—	—	(116,640)	(7,096,450)	—	—	672,226
Foreign exchange income (loss), net	111,796,250		132,739,126	221,212	—	105,319	(11,196,911)	4,414,046	—	238,079,042
Profit (loss) sharing in joint ventures and associates	35,221		37,688	28	—	18,149,561	68,641,910	17,074,729	(103,529,822)	409,315
Total duties, taxes and other	218,982,795		—	1,539,042	122,806	1,914,357	(2,510,630)	(49,089)	—	219,999,281
Net income (loss)	Ps.	153,298,750	(114,364,751)	7,300,100	11,967,356	25,259,986	8,106,714	20,113,329	(103,529,820)	8,151,664
Total current assets	909,819,796		218,747,813	274,384,409	34,058,111	235,899,424	1,850,711,295	111,621,072	(3,096,701,174)	538,540,746
Total non-current assets	910,837,120		521,938,961	162,309,993	27,058,584	101,729,105	158,576,028	448,587,744	(566,102,945)	1,764,934,590
Total current liabilities	629,264,289		1,161,203,831	89,855,544	10,696,459	182,349,198	2,071,859,608	75,119,615	(3,096,630,883)	1,123,717,661
Total long-term liabilities	1,727,159,904		625,142,251	83,574,554	3,191,749	1,247,810	1,590,289,886	58,281,618	(1,256,151,287)	2,832,736,485
Total equity (deficit)	(535,767,277)		(1,045,659,308)	263,264,304	47,228,487	154,031,521	(1,652,862,171)	426,807,583	689,978,051	(1,652,978,810)
Depreciation and amortization of wells, pipelines, properties, plant and equipment	115,208,527		11,087,095	5,999,033	2,259,734	285,737	565,065	2,150,085	—	137,555,276
Depreciation of rights of use	313,017		3,140,172	392,810	548,953	772,779	602,527	116,582	—	5,886,840
Net periodic cost of employee benefits	39,404,972		56,498,324	9,755,635	—	20,491	35,701,990	34,293	—	141,415,705
Interest income (1)	183,459		832,721	40,720	423,942	172,028	11,109,036	1,269,666	—	14,031,572
Interest cost (2)	(721,838)		3,351,937	387,052	161,067	4,509,516	130,686,827	2,606,129	—	140,980,690
(1)Included in financing income.
(2)Included in financing cost.

As of/for the year ended December 31, 2022	Exploration and Production		Industrial Transformation	Logistics	DPRLP (3)	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	580,722,599	1,206,916,270	—	238,510,433	334,364,847	—	17,488,810	—	2,378,002,959
Intersegment	717,367,392		302,190,952	89,622,240	29,193,820	819,994,494	80,179,770	73,050,303	(2,111,598,971)	—
Services income	86,348		1,096,095	1,582,712	430,512	2,173,075	867	15,741	—	5,385,350
(Impairment) of wells, pipelines, properties, plant and equipment, net	(60,438,070)		(25,615,351)	2,121,045	—	394,355	—	—	—	(83,538,021)
Cost of sales	599,574,788		1,577,012,772	78,006,637	243,355,903	1,146,203,099	1,188,124	83,905,905	(2,030,684,206)	1,698,563,022
Gross income (loss)	638,163,481		(92,424,806)	15,319,360	24,778,862	10,723,672	78,992,513	6,648,949	(80,914,765)	601,287,266
Distribution, transportation and sales expenses	413,551		20,000,274	284,725	—	693,982	51,637	91,625	(5,230,758)	16,305,036
Administrative expenses	64,390,637		60,136,092	18,374,788	1,000,038	2,768,334	75,097,855	7,613,971	(75,502,649)	153,879,066
Other revenue	10,630,959		9,632,988	333,558	29,832	11,538,185	906,823	6,868,728	—	39,941,073
Other expenses	21,104,328		665,656	(554,533)	1,550,862	925,859	770,526	1,409,589	(286,734)	25,585,553
Operating income (loss)	562,885,924		(163,593,840)	(2,452,062)	22,257,794	17,873,682	3,979,318	4,402,492	105,376	445,458,684
Financing income	86,983,763		448,537	12,494,966	241,369	454,991	177,776,910	561,083	(251,733,654)	27,227,965
Financing cost	150,663,974		31,341,752	545,053	1,381,250	3,389,376	222,446,318	1,544,435	(251,628,278)	159,683,880
Derivative financial instruments (cost) income, net	(12,618,664)		(27,846)	—	—	(1,870,306)	(8,346,135)	—	—	(22,862,951)
Foreign exchange income (loss), net	104,112,481		27,124,384	112,618	—	(258,955)	(2,577,191)	1,176,753	—	129,690,090
Income (loss) profit sharing in joint ventures and associates	(649,968)		(1,332,437)	(254)	—	22,757,389	149,613,112	43,949,040	(213,987,481)	349,401
Taxes, duties and other	328,808,439		—	(6,962,217)	212,621	(504,023)	(2,412,355)	1,038,374	—	320,180,839
Net income (loss)	Ps.	261,241,123	(168,722,954)	16,572,432	20,905,292	36,071,448	100,412,051	47,506,559	(213,987,481)	99,998,470
Total current assets	915,532,623		296,527,986	251,070,455	31,935,985	208,042,447	1,548,257,534	101,716,681	(2,825,188,933)	527,894,778
Total non-current assets	886,317,756		502,433,210	160,667,832	32,675,568	104,756,605	431,460,970	407,146,635	(807,795,310)	1,717,663,266
Total current liabilities	519,212,766		1,078,322,279	79,817,063	10,287,103	163,897,630	1,856,611,334	46,619,334	(2,825,030,251)	929,737,258
Total non-current liabilities	1,968,555,771		614,563,455	75,200,326	4,153,387	513,730	1,891,640,785	42,864,055	(1,512,848,498)	3,084,643,011
Equity (deficit), net	(685,918,158)		(893,924,538)	256,720,899	50,171,062	148,387,691	(1,768,533,615)	419,379,927	704,894,507	(1,768,822,225)
Depreciation and amortization	113,656,994		15,173,731	5,938,265	2,457,584	350,789	554,672	1,639,780	—	139,771,815
Depreciation of rights of use	390,857		3,845,374	539,608	—	694,369	402,661	90,909	—	5,963,778
Net periodic cost of employee benefits	36,284,710		52,521,311	8,387,099	—	8,504	32,090,167	42,021	—	129,333,812
Interest income (1)	190,684		399,495	61,685	110,031	56,852	10,107,959	288,783	—	11,215,489
Interest cost (2)	(96,942)		4,083,467	532,791	1,362,760	2,978,799	129,328,297	1,338,907	—	139,528,079

(1)Included in financing income.
(2)Included in financing cost.
(3)Beginning January 20, 2022, DPRLP information is now included as a separate business segment.

As of/for the year ended December 31, 2021	Exploration and Production		Industrial Transformation	Logistics	Trading Companies	Corporate	Other Operating Subsidiary Companies	Intersegment eliminations	Total
Sales:
Trade	Ps.	468,417,239	704,624,236	—	304,536,717	—	13,077,187	—	1,490,655,379
Intersegment	460,572,660		186,494,071	84,952,786	400,866,433	83,781,482	29,314,136	(1,245,981,568)	—
Services income	177,607		510,999	2,949,047	1,314,183	1,700	19,705	—	4,973,241
(Impairment) of wells, pipelines, properties, plant and equipment, net	34,562,831		(32,153,192)	(3,161,108)	(459,126)	—	—	—	(1,210,595)
Cost of sales	461,811,648		984,150,631	56,139,574	690,088,452	939,331	38,237,316	(1,164,716,250)	1,066,650,702
Gross income (loss)	501,918,689		(124,674,517)	28,601,151	16,169,755	82,843,851	4,173,712	(81,265,318)	427,767,323
Distribution, transportation and sales expenses	308,466		16,967,684	121,109	1,349,800	(43,465)	155,920	(3,820,964)	15,038,550
Administrative expenses	68,609,035		55,094,836	18,926,235	2,102,321	77,099,162	6,014,313	(77,413,591)	150,432,311
Other revenue	8,374,912		4,547,927	238,613	649,315	3,152,076	637,623	—	17,600,466
Other expenses	48,624,108		1,518,540	363,276	42,633	166,638	234,410	19,491	50,969,096
Operating income (loss)	392,751,992		(193,707,650)	9,429,144	13,324,316	8,773,592	(1,593,308)	(50,254)	228,927,832
Financing income	74,733,941		294,144	6,285,126	389,888	168,666,374	234,490	(221,697,179)	28,906,784
Financing cost	143,814,194		18,879,599	308,502	2,050,801	220,409,508	856,474	(221,747,431)	164,571,647
Derivative financial instruments (cost) income, net	(21,076,343)		(20,346)	—	(1,624,762)	(2,502,792)	—	—	(25,224,243)
Foreign exchange (loss), net	(33,902,009)		(5,627,711)	99	(21,490)	(5,185,616)	(938,323)	—	(45,675,050)
(Loss) profit sharing in joint ventures and associates	(452,617)		(1,900,487)	(118)	(423,658)	(246,891,433)	(10,206,963)	256,787,169	(3,088,107)
(Impairment) of joint ventures	—		—	—	(6,703,324)	—	—	—	(6,703,324)
Taxes, duties and other	308,139,256		—	(68,168)	2,061,302	(3,017,215)	232,947	—	307,348,122
Net (loss) income	Ps.	(39,898,486)	(219,841,649)	15,473,917	828,867	(294,532,168)	(13,593,525)	256,787,167	(294,775,877)
Depreciation and amortization	108,323,352		16,271,506	5,867,292	266,764	926,413	1,776,038	—	133,431,365
Depreciation of rights of use	386,412		4,235,223	268,824	884,797	518,108	114,507	—	6,407,871
Net periodic cost of employee benefits	38,215,687		54,997,753	11,661,937	48,093	35,102,165	189,769	—	140,215,404
Interest income (1)	175,149		245,596	46,414	105,464	14,060,450	83,330	—	14,716,403
Interest cost (2)	2,643,655		4,924,651	267,546	1,839,455	141,368,154	669,607	—	151,713,068
(1)Included in financing income.
(2)Included in financing cost.

Supplemental Geographic Information

	For the years ended December 31,
	2023		2022		2021
Revenues:
Domestic sales	Ps.	948,666,739	Ps.	1,192,714,214	Ps.	762,114,551
Incentive for automotive fuels (see Notes 3-S and 7-E)	23,421		111,863,956		—
Total domestic sales	948,690,160		1,304,578,170		762,114,551
Export sales:
United States	607,923,932		847,736,491		503,358,963
Canada, Central and South America	1,093,586		3,946,692		2,888,992
Europe	67,857,986		77,239,046		69,011,487
Other countries	90,676,013		144,502,560		153,281,386
Total export sales	767,551,517		1,073,424,789		728,540,828
Services income (1)	3,695,941		5,385,350		4,973,241
Total revenues	Ps.	1,719,937,618	Ps.	2,383,388,309	Ps.	1,495,628,620
(1)Services income as of December 31, 2023, 2022 and 2021 represent approximately 99%, 85% and 99%, from domestic sales, respectively.
Schedule of Income By Product

	For the years ended December 31,
	2023		2022		2021
Domestic sales:
Refined petroleum products and derivatives (primarily gasolines)	Ps.	855,627,607	Ps.	1,155,023,948	Ps.	622,091,842
Gas	67,445,129		123,754,373		113,103,547
Petrochemical products	25,617,424		25,799,849		26,919,162
Total domestic sales	Ps.	948,690,160	Ps.	1,304,578,170	Ps.	762,114,551
Export sales:
Crude oil	Ps.	449,141,116	Ps.	583,740,941	Ps.	468,219,964
Refined petroleum products and derivatives (primarily gasolines)	116,419,672		445,703,884		172,389,717
Gas	31,786,691		17,429,517		76,144,006
Petrochemical products	170,204,038		26,550,447		11,787,141
Total export sales	Ps.	767,551,517	Ps.	1,073,424,789	Ps.	728,540,828